Consolidated Statements of Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total	Preferred Stock [Member]
Beginning balance, value at Dec. 31, 2018	$ 501	$ 33,500,169	$ (35,106,217)	$ (211,907)	$ (1,817,454)
Beginning balance, shares at Dec. 31, 2018	50,076,885					277
Stock Based Compensation		95,167			95,167
Debt converted to Common Stock	$ 2	63,577			63,579
Debt converted to Common Stock, shares	181,654
Common Stock Purchace Warrants for Services		36,545			36,545
Common Stock Purchace Warrants for Convertible Debenture incentives		125,738			125,738
Convertible Debenture Value		128,799			128,799
Conversion of Series B Preferred Stock to Common Stock	$ 11	(11)
Conversion of Series B Preferred Stock to Common Stock, shares	1,142,856					(40)
Dividends Accrued - Series B Preferred Stock			(232,275)		(232,275)
Preferred Stock - Series B for Dividend		102,720			102,720
Preferred Stock - Series B for Dividend, shares						10
Net Loss			(1,154,808)		(1,154,808)
Comprehensive Loss				16,620	$ 16,620
Exercise of options and warrants, shares
Ending balance, value at Dec. 31, 2019	$ 514	34,052,704	(36,493,300)	(195,287)	$ (2,635,369)
Ending balance, shares at Dec. 31, 2019	51,401,395					247
Stock Based Compensation		165,167			165,167
Common Stock Purchace Warrants for Services		11,475			11,475
Common Stock Purchace Warrants for Convertible Debenture incentives		136,110			136,110
Convertible Debenture Value		105,572			105,572
Dividends Accrued - Series B Preferred Stock			(226,853)		(226,853)
Preferred Stock - Series B for Dividend		95,000			95,000
Preferred Stock - Series B for Dividend, shares						10
Common Stock Issued for Cash
Costs of Capital
Warrants for Services		11,475			11,475
Warrants for Interest Expense		136,110			136,110
Preferred Stock - Series B
Dividends - P/S Series B			(226,853)		(226,853)
Conversion of Debt to stock
Payment on Stockholder Prom Note
Net Loss			(1,602,303)		(1,602,303)
Comprehensive Loss				42,033	42,033
Exercise of options and warrants	$ 13	202,587			$ 202,600
Exercise of options and warrants, shares	1,270,000				1,270,000
Ending balance, value at Dec. 31, 2020	$ 527	34,768,615	(38,322,456)	(153,254)	$ (3,706,568)
Ending balance, shares at Dec. 31, 2020	52,671,395					257
Stock Based Compensation		88,000			88,000
Convertible Debenture Value		69,729			69,729
Preferred Stock - Series B for Dividend		23,750			23,750
Preferred Stock - Series B for Dividend, shares						2
Common Stock Issued for Cash	$ 54	2,112,946			2,113,000
Common Stock Issued for Cash, shares	5,355,238
Costs of Capital		(1,932,736)			(1,932,736)
Common Stock for Accounts Payable	$ 2	99,787			99,789
Common Stock for Accounts Payable, shares	223,164
Common Stock for Costs of Financing	$ 50	1,932,686			1,932,736
Common Stock for Costs of Financing, shares	5,030,000
Warrants for Services		122,966			122,966
Warrants for Interest Expense		69,729			69,729
Preferred Stock - Series B Shares and Dividend Payable to Common Stock	$ 87	432,089			432,176
Preferred Stock - Series B Shares and Dividend Payable to Common Stock, shares	8,720,119					(259)
Dividends - P/S Series B			(40,301)		(40,301)
Conversion of Debt & Interest to Common Stock	$ 21	788,516			788,537
Conversion of Debt & Interest to Common Stock, shares	2,070,376
Net Loss			(1,775,728)		(1,775,728)
Comprehensive Loss				20,746	20,746
Ending balance, value at Sep. 30, 2021	$ 741	$ 38,576,077	$ (40,138,485)	$ (132,508)	$ (1,694,175)
Ending balance, shares at Sep. 30, 2021	74,070,292					0